Offerings	Mar. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.001 par value
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares of beneficial interest, including any shares issued pursuant to an over-subscription privilege, will be shares registered under this Registration Statement.